Cash and Cash Equivalents and Restricted Cash	12 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents and Restricted Cash [Abstract]
Cash and Cash Equivalents and Restricted Cash
3.	Cash and Cash Equivalents and Restricted Cash:

The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the consolidated balance sheets that sum to the total of the same such amounts shown in the consolidated statements of cash flows:

	December 31, 2021	December 31, 2020
Cash and cash equivalents	41,496	21,011
Restricted cash	1,180	50
Restricted cash, non-current	2,950	990
Total	45,626	22,051

Restricted cash as of December 31, 2021 includes $850 of minimum liquidity requirements as per the Piraeus Bank Loan Facility (Note 6), $500 of minimum liquidity requirements as per the February 2019 ATB Loan Facility (Note 6), $500 of minimum liquidity requirements as per the August 2021 Alpha Bank Loan Facility (Note 6), $1,600 of minimum liquidity requirement as per the Championship Cargill Sale and Leaseback (Note 6), $630 in a dry-docking reserve account as per the February 2019 ATB Loan Facility and $50 of restricted deposits pledged as collateral regarding credit cards balances with one of the Company’s financial institutions. The restricted cash amount that relates to the February 2019 ATB Loan Facility was classified as current due to the fact that the respective facility is repayable within the year ending December 31, 2022 (Note 6). Minimum liquidity, not legally restricted, as of December 31, 2021, of $7,100 as per the Company’s credit facilities’ covenants, is included in “Cash and cash equivalents”.

Restricted cash as of December 31, 2020 includes $500 of minimum liquidity requirements as per the February 2019 ATB Loan Facility (Note 6), $490 in a dry-docking reserve account as per the February 2019 ATB Loan Facility and $50 of restricted deposits pledged as collateral regarding credit cards balances with one of the Company’s financial institutions. Minimum liquidity, not legally restricted, as of December 31, 2020, of $4,500 as per the Company’s credit facilities covenants, calculated as $500 per owned vessel, is included in “Cash and cash equivalents”.